Resignation of Executive Officer	12 Months Ended
Dec. 31, 2010
Resignation of Executive Officer
Resignation of Executive Officer

NOTE 14—Resignation of Executive Officer

In March 2010, David R. Looney resigned as Executive Vice President and Chief Financial Officer of the Company. The provisions of the Resignation Agreement dated March 24, 2010 among the Company and Mr. Looney consisted primarily of the following:

•	Term life of 60,000 fully vested options was modified;

•	Accelerated vesting of 25,000 shares of restricted stock; and

•	Execution of a consulting agreement for six months through September 2010.

The Company recognized additional expense related to the Resignation Agreement of approximately $0.9 million during the year ended December 31, 2010.